UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

	Shares	Value

Common Stocks—99.1%

Consumer Discretionary—9.9%

Auto Components—1.5%
Johnson Controls, Inc.	694,010	$31,619,096

Automobiles—0.8%
Ford Motor Co.	1,229,120	18,227,850

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	664,520	35,412,271

Household Durables—0.7%
Newell Rubbermaid, Inc.	362,630	15,694,626

Media—3.7%
Cinemark Holdings, Inc.	402,070	15,865,682

DISH Network Corp., Cl. A1	371,800	24,021,998

Walt Disney Co. (The)	351,342	42,161,040

		82,048,720

Multiline Retail—1.6%
Kohl’s Corp.	570,290	34,970,183

Consumer Staples—7.7%

Beverages—1.0%
PepsiCo, Inc.	224,567	21,637,030

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	106,277	15,442,048

Walgreens Boots Alliance, Inc.	203,498	19,664,012

Wal-Mart Stores, Inc.	183,190	13,186,016

		48,292,076

Food Products—1.7%
ConAgra Foods, Inc.	249,200	10,979,752

Kraft Heinz Co.	318,957	25,347,513

		36,327,265

Household Products—1.7%
Procter & Gamble Co. (The)	135,530	10,395,151

Reckitt Benckiser Group plc, Sponsored ADR	1,405,390	27,264,566

		37,659,717

	Shares	Value

Tobacco—1.1%
Philip Morris International, Inc.	148,380	$12,690,942

Reynolds American, Inc.	145,389	12,472,922

		25,163,864

Energy—8.1%

Energy Equipment & Services—0.7%
Schlumberger Ltd.	197,046	16,319,350

Oil, Gas & Consumable Fuels—7.4%
Anadarko Petroleum Corp.	286,098	21,271,386

BP plc, Sponsored ADR	675,078	24,957,634

Chesapeake Energy Corp.	513,540	4,447,256

ConocoPhillips	231,930	11,675,356

Enbridge, Inc.	475,450	20,710,602

Occidental Petroleum Corp.	261,978	18,390,856

Phillips 66	187,540	14,909,430

Suncor Energy, Inc.	1,609,660	45,328,026

		161,690,546

Financials—27.0%

Capital Markets—5.6%
Goldman Sachs Group, Inc. (The)	181,068	37,131,615

Invesco Ltd.	233,140	8,999,204

Morgan Stanley	1,360,408	52,838,246

State Street Corp.	156,530	11,983,937

T. Rowe Price Group, Inc.	154,330	11,903,473

		122,856,475

Commercial Banks—11.0%
Bank of America Corp.	2,568,630	45,927,104

Citigroup, Inc.	1,450,612	84,802,778

Intesa Sanpaolo SpA, Sponsored ADR	578,250	13,409,618

JPMorgan Chase & Co.	1,012,190	69,365,381

Zions Bancorporation	901,970	28,132,444

		241,637,325

Consumer Finance—3.1%
Ally Financial, Inc.[1]	2,042,340	46,504,082

Capital One Financial Corp.	219,941	17,881,203

1	OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Consumer Finance (Continued)

Navient Corp.	277,999	$4,364,584

		68,749,869

Insurance—6.1%
Allstate Corp. (The)	133,475	9,203,101

American International Group, Inc.	916,144	58,743,153

Aon plc	251,660	25,359,778

Genworth Financial, Inc., Cl. A1	1,534,190	10,754,672

MetLife, Inc.	563,490	31,408,933

		135,469,637

Real Estate Investment Trusts (REITs)—1.2%
Equity Residential	148,090	11,078,613

Public Storage	72,290	14,832,462

		25,911,075

Health Care—16.9%

Biotechnology—1.8%
Amgen, Inc.	109,130	19,271,267

Baxalta, Inc.[1]	205,420	6,743,938

Gilead Sciences, Inc.	117,130	13,804,942

		39,820,147

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	205,420	8,233,234

Health Care Providers & Services—5.1%
Cardinal Health, Inc.	516,461	43,888,856

HCA Holdings, Inc.[1]	188,300	17,513,783

UnitedHealth Group, Inc.	417,681	50,706,473

		112,109,112

Life Sciences Tools & Services—1.4%
Quintiles Transnational Holdings, Inc.[1]	178,560	13,699,123

Thermo Fisher Scientific, Inc.	133,430	18,617,488

		32,316,611

Pharmaceuticals—8.2%
Eli Lilly & Co.	343,810	29,055,383

Merck & Co., Inc.	405,550	23,911,228

Pfizer, Inc.	1,719,310	61,998,319

	Shares	Value

Pharmaceuticals (Continued)

Roche Holding AG, Sponsored ADR	490,940	$17,727,843

Teva Pharmaceutical Industries Ltd., Sponsored ADR	697,680	48,153,874

		180,846,647

Industrials—9.5%

Aerospace & Defense—0.9%
Lockheed Martin Corp.	94,130	19,494,323

Air Freight & Couriers—0.9%
FedEx Corp.	116,270	19,931,003

Airlines—0.5%
Delta Air Lines, Inc.	249,760	11,074,358

Commercial Services & Supplies—1.0%
Waste Management, Inc.	411,270	21,028,235

Electrical Equipment—1.7%
Eaton Corp. plc	623,718	37,784,836

Industrial Conglomerates—2.0%
Danaher Corp.	485,524	44,454,578

Machinery—1.5%
Caterpillar, Inc.	208,360	16,383,347

Parker-Hannifin Corp.	152,933	17,243,196

		33,626,543

Road & Rail—1.0%
CSX Corp.	665,857	20,828,007

Information Technology—13.0%

Electronic Equipment, Instruments, & Components—1.4%
TE Connectivity Ltd.	511,587	31,165,880

Internet Software & Services—0.8%
Google, Inc., Cl. A1	26,420	17,371,150

IT Services—0.9%
International Business Machines Corp.	124,590	20,182,334

2	OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor Equipment—3.7%
Broadcom Corp., Cl. A	745,070	$37,707,993

Intel Corp.	875,290	25,339,645

Micron Technology, Inc.[1]	782,807	14,489,758

Texas Instruments, Inc.	88,020	4,399,240

		81,936,636

Software—4.3%
Check Point Software Technologies Ltd.[1]	186,460	15,060,374

Microsoft Corp.	377,480	17,628,316

Oracle Corp.	1,111,300	44,385,322

Synopsys, Inc.[1]	335,850	17,074,614

		94,148,626

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	152,415	18,487,939

SanDisk Corp.	225,448	13,592,260

Western Digital Corp.	97,060	8,352,984

		40,433,183

Materials—2.4%

Chemicals—0.9%
Eastman Chemical Co.	129,740	10,171,616

LyondellBasell Industries NV, Cl. A	113,279	10,628,968

		20,800,584

Metals & Mining—0.5%
BHP Billiton Ltd., Sponsored ADR	170,880	6,556,666

Freeport-McMoRan, Inc.	352,810	4,145,517

		10,702,183

Paper & Forest Products—1.0%
Louisiana-Pacific Corp.[1]	1,454,640	21,441,394

Telecommunication Services—1.1%

Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	421,894	19,740,420

	Shares	Value

Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.[1]	135,510	$5,509,837

Utilities—3.5%

Electric Utilities—2.7%
Edison International	848,180	50,899,282

NextEra Energy, Inc.	83,300	8,763,160

		59,662,442

Multi-Utilities—0.8%
PG&E Corp.	167,250	8,782,297

WEC Energy Group, Inc.	181,130	8,875,370

		17,657,667

Total Common Stocks (Cost $1,800,523,516)		2,181,986,945

Investment Company—0.9%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.16%[2,3] (Cost $19,310,691)	19,310,691	19,310,691

Total Investments, at Value (Cost $1,819,834,207)	100.0%	2,201,297,636

Net Other Assets (Liabilities)	0.0	992,346

Net Assets	100.0%	$2,202,289,982

3	OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares July 31, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	13,928,786	234,091,740	228,709,835	19,310,691

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$19,310,691	$14,680

3. Rate shown is the 7-day yield at period end.

4	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2015 Unaudited

1. Organization

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when

5	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

6	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$217,972,746	$—	$—	$217,972,746
Consumer Staples	169,079,952	—	—	169,079,952
Energy	178,009,896	—	—	178,009,896
Financials	594,624,381	—	—	594,624,381
Health Care	373,325,751	—	—	373,325,751
Industrials	208,221,883	—	—	208,221,883
Information Technology	285,237,809	—	—	285,237,809
Materials	52,944,161	—	—	52,944,161
Telecommunication Services	25,250,257	—	—	25,250,257
Utilities	77,320,109	—	—	77,320,109
Investment Company	19,310,691	—	—	19,310,691

Total Assets	$2,201,297,636	$—	$—	$2,201,297,636

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s Investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

8	OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,828,976,951

Gross unrealized appreciation	$417,265,507
Gross unrealized depreciation	(44,944,822)

Net unrealized appreciation	$372,320,685

9	OPPENHEIMER VALUE FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 9/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 9/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 9/9/2015